Segment Information - Schedule of Operating Segments (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Profit (loss) before tax	€ 39,252	€ (480)
Finance costs, net	(24,778)	(36,050)
Depreciation and amortization	(26,192)	(23,247)
EBITDA	90,222	58,817
Foreign exchange loss	(11,871)	(11,655)
IPO-related costs		(7,293)
Share-based compensation expenses		(3,591)
Adjusted EBITDA	102,093	81,356
Revenue	361,719	302,924
Total Reportable Segments
Disclosure of operating segments [line items]
Adjusted EBITDA	107,384	86,874
Revenue	360,562	301,065
Total Reportable Segments | Americas
Disclosure of operating segments [line items]
Adjusted EBITDA	66,392	51,553
Revenue	210,700	181,453
Total Reportable Segments | EMEA
Disclosure of operating segments [line items]
Adjusted EBITDA	26,791	24,466
Revenue	102,759	87,528
Total Reportable Segments | APAC
Disclosure of operating segments [line items]
Adjusted EBITDA	14,201	10,855
Revenue	47,103	32,084
Corporate / Other
Disclosure of operating segments [line items]
Adjusted EBITDA	(5,291)	(5,518)
Revenue	€ 1,157	€ 1,859